Legal Department	Richard J. Ertel
800 Nicollet Mall, BC-MN-H04N	Chief Counsel
Minneapolis, MN 55402	Direct Line: (612) 303-7987
Email: richard.ertel@usbank.com

March 16, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:        First American Funds, Inc. (the “Funds”)

File Nos. 002-74747 and 811-03313

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on March 13, 2018 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0000897101-18-000244), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments about this filing, please contact me at 612-303-7987.

Very truly yours,

/s/ Richard J. Ertel

Richard J. Ertel

Index to Exhibits

Exhibit Number	Name of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase